Principal subsidiaries - Summary of principal in subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Oyu Tolgoi LLC [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Indirect interest in subsidiary	33.50%
Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	65.00%
Non-controlling interest (%), Subsidiary	12.00%
Proportion of net beneficial interest	53.00%
Percentage of ownership interest exchanged in joint venture	65.00%
Hail Creek Joint Venture [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture	82.00%
Kestrel Joint Venture [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture	80.00%
Consrcio De Alumnio Do Maranho [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture	10.00%
Diavik Joint Venture [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership interest exchanged in joint venture	60.00%
Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	60.00%
Non-controlling interest (%), Subsidiary	40.00%
Robe River Mining Co Pty Ltd [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary	30.00%
North Mining Limited [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary	35.00%
Simfer Jersey Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	53.00%
Simfer Jersey Limited [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	53.00%
Simfer S.A. [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	85.00%
Non-controlling interest (%), Subsidiary	45.05%
Indirect interest in subsidiary	45.05%
QIT Madagascar Minerals SA [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	80.00%
Portion of additional economic interest held through non voting investment	5.00%
Portion of economic interest held through non voting investment	85.00%
Non-controlling interest voting rights	20.00%
QIT Madagascar Minerals SA [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	80.00%
Proportion of class held (%), Subsidiary	80.00%
QIT Madagascar Minerals SA [member] | Common Shares and Investment Certificates [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary	15.00%
Turquoise Hill Resources Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	50.79%
Turquoise Hill Resources Ltd [member] | Oyu Tolgoi LLC [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	66.00%
Rossing Uranium Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	68.60%
Proportion of class held (%), Subsidiary	35.57%
Non-controlling interest voting rights	64.43%
Richards Bay Mining (Proprietary) Limited [member] | B Ordinary, B Preference and Parent Preference Shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	74.00%
Non-controlling interest (%), Subsidiary	26.00%